December 14, 2012

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:	U.S. GLOBAL INVESTORS FUNDS
FILE NUMBERS 02-35439 AND 811-1800

To Whom It May Concern:

Pursuant to Rule 497(e) of the Securities Act of 1933, we are submitting an amendment to the U.S. Global Investors Funds Investor Class Shares’ prospectus for the Global MegaTrends Fund reflecting changes to the principal investment strategies and risks of the fund, along with an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

Sincerely,

/s/ James L. Love
James L. Love
Chief Compliance Officer & Deputy General Counsel
U.S. GLOBAL INVESTORS, INC.